Statements of Cash Flows (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net (loss) Income	$ (509,847)	$ (415,939)
Adjustments to reconcile net (loss) income from operations to net cash provided by (used in) operating activities
Depreciation	56,934	47,706
Amortization of debt discount	82,789	34,496
Amortization of deferred financing costs	52,112	24,116
Change in allowance for doubtful accounts	(1,010)	8,698
Amortization of stock based compensation	646,731	0
Change in operating assets and liabilities
Accounts receivable	(301,565)	(147,236)
Inventories	228,402	(315,354)
Prepaid expenses and other current assets	(7,860)	(6,166)
Accounts payable	(424,462)	635,451
Accrued expenses	13,507	99,040
Customer deposits	2,844	(80,172)
Deferred revenues	53,299	25,495
Net cash used in operating activities	(108,126)	(89,865)
INVESTING ACTIVITIES
Purchases of property and equipment	(80,706)	(94,923)
Net cash used in investing activities	(80,706)	(94,923)
FINANCING ACTIVITIES
Common stock issued for cash, net of costs	0	481,150
Proceeds from convertible notes payable, net of costs	0	495,000
Payments on capital leases	(32,541)	(27,947)
Payments to related party	0	(21,000)
Payments on notes payable	(9,381)	(10,336)
Net cash provided by (used in) financing activities	(41,922)	916,867
Net increase in cash and cash equivalents	(230,754)	732,079
Cash and cash equivalents at beginning of year	1,270,721	538,642
Cash and cash equivalents at end of year	1,039,967	1,270,721
Cash payments during the year for :
Interest Paid	7,024	7,434
Income taxes Paid	3,576	5,855
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTIONS:
Stock issued to pay interest on notes	$ 61,200	$ 0